Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
		As of December 31,
		2022	2021
Prepaid expenses		$211,365	$703,281
Advance to supplier		2,820,551	1,759,253
Loans to third parties	(1)	2,873,818	840,685
Prepayment for investment	(2)	1,206,099	650,909
Other receivables		401,936	299,864
Interest receivable		365,478	171,840
Prepaid value added tax (“VAT”) and income tax	(3)	4,468,404	123,100
Deposits for operating lease		36,574	43,090
Subtotal		12,384,225	4,592,022
Less: allowance for other receivables		(143,583)	(156,847)
Total		$12,240,642	$4,435,175

(1)	On March 8, 2021, the Company signed a loan contract with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $825,000, with annual interest rate of 8%, and will be due on May 10, 2022. The Company renewed the contract with Waichun on May 10, 2022 to extend the loan period to December 31, 2023; Besides, the Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which will be due on December 31, 2023.

(2)	In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd. (“Haicheng Shenhe”) The Company and the shareholders of Haicheng Shenhe agreed on the termination of the acquisition however the acquisition fund had not been paid back as of December 31, 2022. One of the shareholders in Haicheng Shenhe, Mr. Wenwu Zhang, was nominated as the Director of Sunrise Guizhou and a balance of $337,421 was reclassified to due from related parties as of December 31, 2022.

(3)	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased property, plant and equipment for the manufacture on graphite anode materials as of December 31, 2022.